Other Income and Other Expenses - Details of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Foreign currency gain	₩ 969,425	₩ 1,543,909	₩ 1,221,066
Gain on disposal of property, plant and equipment	101,227	14,637	18,179
Gain on disposal of Intangible assets	308
Reversal of impairment loss on intangible assets	35		80
Rental income	2,212	5,152	4,858
Others	8,539	28,103	29,718
Other income	₩ 1,081,746	₩ 1,591,801	₩ 1,273,901